DUE TO BANKS AND CORRESPONDENTS (Tables)	12 Months Ended
Dec. 31, 2019
DUE TO BANKS AND CORRESPONDENTS
Schedule of detailed information of deposits from banks

a)   This item consists of the following:

	2019	2018
	S/(000)	S/(000)

International funds and others (b)	5,654,014	5,460,725
Promotional credit lines (c)	2,938,981	2,389,086
Inter-bank funds	205,000	547,300
	8,797,995	8,397,111
Interest payable	43,737	51,029
Total	8,841,732	8,448,140

b)   This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Bank of America, N.A. (i)	994,200	505,950
Sumitomo Mitsui Banking Corporation (ii)	984,258	337,300
Wells Fargo Bank, N.A. (iii)	730,074	843,250
Corporación Andina de Fomento - CAF (iv)	662,800	674,600
Citibank N.A. (v)	662,800	1,180,550
Corporación Financiera de Desarrollo (COFIDE)	406,710	340,572
Bank of New York Mellon (vi)	331,400	—
Caja Municipal de Ahorro y Crédito de Arequipa S.A.	140,000	—
Scotiabank Perú S.A.A.	100,000	100,000
International Finance Corporation (IFC)	91,558	183,391
Standard Chartered Bank (vii)	86,827	404,760
Banco BBVA Perú	85,000	82,850
Banco Internacional del Perú S.A.A. (Interbank)	50,000	—
Banco Consorcio	34,627	79,526
Deutsche Bank	—	337,300
Wachovia Bank N.A.	—	84,325
Banco de la Nación	—	75,000
Others less than S/51.0 million	293,760	231,351
Total	5,654,014	5,460,725

At December 31, 2019, the loans have maturities between January 2020 and March 2032 (between January 2019 and March 2032, at December 31, 2018) and accrue interest at rates that fluctuate between 3.17 percent and 8.67 percent (between 1.00 percent and 8.67 percent, at December 31, 2018).

(i)    At December 31, 2019, the balance corresponds to four variable rate loans obtained between May and November 2019 for a total of US$300.0 million, equivalent to S/994.2 million (three loans obtained between May and October 2018 for a total of US$150.0 million, equivalent to S/506.0 million, at December 31, 2018 ) which amounts are hedged by four IRS (three IRS at December 31, 2018) for a notional amount equal to the principal and maturity, see Note 13(b). By means of IRS these loans were economically converted to a fix rate.

The loans that were in effect at December 31, 2018 for US$150.0 millions matured during the year of 2019.

(ii)   At December 31, 2019, the balance corresponds to three variable rate loans obtained between May and November 2019 for a total of US$297.0 million, equivalent to S/984.3 million (a loan obtained in May 2018 for US$100.0 million, equivalent to S/337.3 million at December 31, 2018); the amounts of which are hedged by four IRS (an IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of the IRS, said loans were economically converted to a fixed rate.

The loan that was in effect at December 31, 2018 of US$100.0 million matured during the year of 2019.

(iii)  At December 31, 2019, balance comprises four variable rate loans obtained between May and July of 2019 for a total of US$190.0 million, equivalent to S/629.7 million (three loans obtained between October 2017 and October 2018 for a total amount of US$250.0 million, equivalent to S/843.3 million, at December 31, 2018), whose amounts are hedged by four IRS (three IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of these IRS, said loans were economically converted to a fixed rate.

The loans that were in effect at December 31, 2018 for US$250.0 million matured during the year of 2019.

(iv)  At December 31, 2019, the balance comprises a variable rate loan in U.S. Dollars obtained in June 2019 for US$100.0 million, equivalent to S/331.4 million, the amount of which was hedged by a IRS for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of this IRS this loan was economically converted to a fixed rate.

Likewise, at December 31, 2019, its included a variable rate loan in U.S. Dollars obtained in December 2017 for a total of US$100.0 million, equivalent to S/331.4 million (US$100.0 million, equivalent to S/337.3 million, at December 31, 2018) the amount of which was hedged by two CCS for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of these CCS, said loan was economically converted to a fixed rate.

(v)   At December 31, 2019, the balance corresponds to a three variable rate loan obtained between May and November 2019 for US$200.0 million, equivalent to S/662.8 million (four loans obtained between July 2017 and October 2018 for a total amount of US$350.0 million, equivalent to S/1,180.6 million at December 31, 2018); the amounts of which were hedged by three IRS (four IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of this IRS, said loans were economically converted to a fixed rate.

The loans that were in effect at December 31, 2018 of US$350.0 million matured during the year of 2019.

(vi) At December 31, 2019, the balance corresponded to a variable rate loan in U.S. Dollars obtained in August 2019 for US$100.0 million, equivalent to S/331.4 million, the amount of which was hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of the IRS, said loan was economically converted to a fixed rate.

(vii) At December 31, 2018, the balance included a variable rate loan obtained in October 2018 for US$100.0 million, equivalent to S/337.3 million, the amount of which was hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of these IRS, said loan was economically converted to a fixed rate.

Schedule of detailed information of balances of due to banks and correspondents by maturity

d)   The following table presents the maturities of due to banks and correspondents at December 31, 2019 and 2018 based on the period remaining to maturity:

	2019	2018
	S/(000)	S/(000)

Up to 3 months	2,062,121	1,917,829
From 3 months to 1 year	3,693,328	3,347,134
From 1 to 3 years	559,511	1,030,310
From 3 to 5 years	614,265	406,895
More than 5 years	1,868,770	1,694,943
Total	8,797,995	8,397,111